Information Pertaining to Stock Options Granted, Vested, and Exercised (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$ 15.26	$ 14.45	$ 16.94
Grant-Date Fair Value of Stock Options Vested	$ 27.9	$ 26.7	$ 18.4
Stock Options Exercised:
Intrinsic Value as of Exercise Date	1.5	5.0	11.3
Cash Received	5.4	16.9	38.9
Tax Deduction Benefits Realized	$ 0.5	$ 1.7	$ 3.6